SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Interest paid	$ 261	$ 222	$ 161
Income taxes paid	165	135	96
Changes In Non-cash Working Capital [Abstract]
Accounts receivable	(91)	(71)	(58)
Accounts payable and other	126	27	131
Changes in non-cash working capital, net	$ 35	$ (44)	$ 73